UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida — 139.7%

Corporate — 8.7%
County of Escambia Florida, Refunding RB, Environment, Series A, AMT, 5.75%, 11/01/27	$4,000	$3,931,040
Hillsborough County IDA, Refunding RB, Tampa Electric Co. Project:
5.50%, 10/01/23	1,955	1,979,946
Series A, 5.65%, 5/15/18	1,000	1,113,570

		7,024,556

County/City/Special District/School District — 59.8%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	2,500	2,619,150
County of Hillsborough Florida, RB (AMBAC), 5.00%, 11/01/20	5,545	5,977,676
County of Miami-Dade Florida, RB, Sub- Series B (NPFGC), 5.62%, 10/01/32 (a)	7,560	1,692,457
County of Miami-Dade Florida, Refunding RB, Sub-Series A (NPFGC) (a):
5.33%, 10/01/19	5,365	3,379,092
5.30%, 10/01/20	10,000	5,812,100
County of Orange Florida, Refunding RB, Series A (NPFGC), 5.13%, 1/01/22	2,200	2,289,518
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	485	556,955
Hillsborough County School Board, COP (NPFGC), 5.00%, 7/01/27	1,000	1,006,680
Miami-Dade County Educational Facilities Authority Florida, RB, University of Miami, Series A (AMBAC), 5.00%, 4/01/14 (b)	1,000	1,112,450
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/21	4,000	4,219,600
Northern Palm Beach County Improvement District, RB, Water Control & Improvement:
Series 43, 6.10%, 8/01/21	195	189,062
Unit of Development No. 43, 6.10%, 8/01/11 (b)	2,735	2,799,601

Municipal Bonds	Par (000)	Value

Florida (continued)

County/City/Special District/School
District (concluded)
Northern Palm Beach County Improvement District, Special Assessment Bonds, Refunding, Water Control & Improvement District No. 43, Series B (ACA):
4.50%, 8/01/22	$1,000	$787,480
5.00%, 8/01/31	1,000	749,150
Sterling Hill Community Development District, Special Assessment Bonds, Series A, 6.10%, 5/01/23	3,710	3,349,759
Stevens Plantation Improvement Project Dependent Special District, RB, 6.38%, 5/01/13	2,425	2,136,231
Tolomato Community Development District, Special Assessment Bonds, Special Assessment, 6.38%, 5/01/17	1,150	844,100
Village Center Community Development District, RB:
(NPFGC), 5.25%, 10/01/23	5,000	5,009,400
Sub-Series B, 6.35%, 1/01/18	2,000	1,991,200
Village Community Development District No. 5 Florida, Special Assessment Bonds, Series A, 6.00%, 5/01/22	1,100	1,078,341
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	1,000	632,460

		48,232,462

Education — 1.0%
Orange County Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/22	725	772,125

Health — 17.7%
Escambia County Health Facilities Authority, RB, Florida Health Care Facility Loan, VHA Program (AMBAC), 5.95%, 7/01/20	421	430,678
Halifax Hospital Medical Center, Refunding RB, Series A, 5.25%, 6/01/26	2,500	2,410,525
Highlands County Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,288,782

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (continued)

Health (concluded)
Hillsborough County IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/22	$1,500	$1,506,945
Marion County Hospital District Florida, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/22	1,500	1,485,150
Orange County Health Facilities Authority, RB, Hospital, Adventist Health System, 5.63%, 11/15/12 (b)	4,450	4,812,408
Palm Beach County Health Facilities Authority, Refunding RB, Bethesda Healthcare System Project, Series A (AGM), 5.00%, 7/01/20	1,285	1,376,659

		14,311,147

Housing — 3.0%
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, AMT (Ginnie Mae), 4.70%, 7/01/22	1,155	1,155,728
Jacksonville Housing Finance Authority, Refunding RB, Series A-1, AMT (Ginnie Mae), 5.63%, 10/01/39	580	613,849
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	605	642,395

		2,411,972

State — 14.3%
Florida Municipal Loan Council, RB, CAB, Series A (NPFGC), 5.21%, 4/01/20 (a)	4,000	2,482,840
Florida State Board of Education, GO, Public Education, Series J (AMBAC), 5.00%, 6/01/24	6,150	6,359,530
Florida State Board of Education, GO, Refunding, Public Education, Series I, 5.00%, 6/01/18	500	539,715
Florida State Board of Education, RB, Series B, 5.00%, 7/01/23	2,000	2,145,700

		11,527,785

Transportation — 6.6%
County of Lee Florida, Refunding RB, Series B (AMBAC):
5.00%, 10/01/20	2,250	2,309,422
5.00%, 10/01/22	3,000	3,054,780

		5,364,202

Utilities — 28.6%
City of Deltona Florida, RB (NPFGC), 5.00%, 10/01/23	1,095	1,119,298
City of Lakeland Florida, Refunding RB, 5.00%, 10/01/27	1,000	1,001,590
City of Marco Island Florida, RB (NPFGC):
5.25%, 10/01/21	1,000	1,045,710
5.00%, 10/01/22	2,000	2,054,280
5.00%, 10/01/23	1,375	1,399,173
City of Palm Coast Florida, RB (NPFGC):
5.00%, 10/01/22	1,770	1,798,231
5.00%, 10/01/23	1,485	1,504,260
5.00%, 10/01/24	1,500	1,515,840

Municipal Bonds	Par (000)	Value

Florida (concluded)

Utilities (concluded)
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/19	$4,000	$4,545,120
Tohopekaliga Water Authority, RB, Series B (AGM):
5.00%, 10/01/22	1,975	2,097,983
5.00%, 10/01/23	1,180	1,250,647
Tohopekaliga Water Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/21	3,630	3,761,987

		23,094,119

Total Municipal Bonds in Florida		112,738,368

Puerto Rico — 3.3%

State — 3.3%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	2,480	2,678,648

U.S. Virgin Islands — 1.2%

Corporate — 1.2%
Virgin Islands Public Finance Authority, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,000	966,670

Total Municipal Bonds – 144.2%		116,383,686

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

Florida — 9.1%

County/City/Special District/School District — 8.1%
Palm Beach County School District, COP, Refunding, Series D (AGM), 5.00%, 8/01/28	6,510	6,521,262

Housing — 1.0%
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	750	797,280

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 9.1%		7,318,542

Total Long-Term Investments (Cost – $125,080,758) – 153.3%		123,702,228

Short-Term Securities

BIF Florida Municipal Money Fund 0.00% (d)(e)	2,039,617	2,039,617

Total Short-Term Securities (Cost – $2,039,617) – 2.5%		2,039,617

2	BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2011

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $127,120,375*) – 155.8%	$125,741,845
Other Assets Less Liabilities – 2.0%	1,616,790
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (4.6)%	(3,757,950)
Preferred Shares, at Redemption Value – (53.2)%	(42,903,258)

Net Assets Applicable to Common Shares – 100.0%	$80,697,427

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$123,366,362

Gross unrealized appreciation	$2,053,734
Gross unrealized depreciation	(3,433,251)

Net unrealized depreciation	$(1,379,517)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

BIF Florida Municipal Money Fund	5,065,158	(3,025,541)	2,039,617	$—

(e)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows.

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$123,702,228	—	$123,702,228
Short-Term Securities	$2,039,617	—	—	2,039,617

Total	$2,039,617	$123,702,228	—	$125,741,845

1        See above Schedule of Investments for values in each sector.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Florida Municipal 2020 Term Trust

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 24, 2011